Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized debt discount at beginning of the year	₱ 1,262	₱ 491
Additions during the year	1,768	927
Revaluations during the year	13	(10)
Accretion during the year included as part of financing costs – net (Note 5)	(186)	(146)
Unamortized debt discount at end of the year	₱ 2,857	₱ 1,262